2. Basis of Preparation and Changes to Group's Accounting Policies - Narrative (Details) - IFRS 16 - EUR (€) € in Thousands		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Weighted average discount rate	4.05%
Depreciation, right-of-use assets		€ 174
Interest expense on lease liabilities		12
Operating lease expense		€ 186